Quarterly Holdings Report
for
Fidelity Advisor® Balanced Fund
November 30, 2021
AIG-NPRT1-0122
1.805755.117
Common Stocks - 68.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.9%
Entertainment - 1.1%
Activision Blizzard, Inc.	161,949	9,490
Electronic Arts, Inc.	20,704	2,572
Netflix, Inc. (a)	56,422	36,217
Sea Ltd. ADR (a)	4,900	1,412
The Walt Disney Co. (a)	237,727	34,447
		84,138
Interactive Media & Services - 5.1%
Alphabet, Inc.:
Class A (a)	42,947	121,881
Class C (a)	41,155	117,252
Meta Platforms, Inc. Class A (a)	342,826	111,233
Snap, Inc. Class A (a)	91,084	4,337
Tencent Holdings Ltd.	33,780	1,970
Tongdao Liepin Group (a)	1,540,421	3,018
Twitter, Inc. (a)	107,299	4,715
Vimeo, Inc.	4,858	94
Z Holdings Corp.	212,800	1,408
Zoominfo Technologies, Inc. (a)	151,400	9,341
		375,249
Media - 0.3%
Comcast Corp. Class A	417,877	20,885
Liberty Media Corp. Liberty Media Class A (a)	21,400	1,233
ViacomCBS, Inc. Class B	85,785	2,655
		24,773
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	266,753	29,025
TOTAL COMMUNICATION SERVICES		513,185
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.1%
Adient PLC (a)	112,000	4,754
Automobiles - 1.3%
Ferrari NV	21,000	5,470
Tesla, Inc. (a)	77,200	88,375
		93,845
Distributors - 0.2%
LKQ Corp.	187,700	10,492
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A	18,947	3,269
Booking Holdings, Inc. (a)	9,400	19,757
Caesars Entertainment, Inc. (a)	82,500	7,431
Churchill Downs, Inc.	45,000	10,090
Compass Group PLC (a)	449,300	8,765
Las Vegas Sands Corp. (a)	181,900	6,479
MakeMyTrip Ltd. (a)	47,129	1,148
Marriott International, Inc. Class A (a)	141,000	20,806
McDonald's Corp.	56,700	13,869
Sweetgreen, Inc. Class A	7,500	286
		91,900
Household Durables - 0.5%
GoPro, Inc. Class A (a)	523,200	5,232
Leggett & Platt, Inc.	144,600	5,840
Lennar Corp. Class A	166,800	17,522
Mohawk Industries, Inc. (a)	31,900	5,355
Tempur Sealy International, Inc.	135,400	5,801
		39,750
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	60,505	212,195
Cazoo Group Ltd. (b)	53,300	432
Chewy, Inc. (a)(c)	21,900	1,495
Deliveroo PLC Class A (a)(d)	269,400	1,072
eBay, Inc.	230,200	15,529
Farfetch Ltd. Class A (a)	120,600	4,150
Global-e Online Ltd.	38,200	2,538
Porch Group, Inc. Class A (a)	440,763	9,274
		246,685
Multiline Retail - 0.3%
Dollar General Corp.	9,400	2,080
Dollar Tree, Inc. (a)	108,700	14,547
Nordstrom, Inc. (a)	161,400	3,417
Ollie's Bargain Outlet Holdings, Inc. (a)	34,900	2,160
		22,204
Specialty Retail - 1.7%
Auto1 Group SE (d)	175,900	4,947
Burlington Stores, Inc. (a)	17,700	5,188
Industria de Diseno Textil SA	311,600	9,845
Lowe's Companies, Inc.	210,400	51,462
The Home Depot, Inc.	83,509	33,455
TJX Companies, Inc.	282,030	19,573
		124,470
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	43,900	2,600
LVMH Moet Hennessy Louis Vuitton SE	5,400	4,205
NIKE, Inc. Class B	86,964	14,718
PVH Corp.	52,700	5,627
Tapestry, Inc.	300,700	12,064
		39,214
TOTAL CONSUMER DISCRETIONARY		673,314
CONSUMER STAPLES - 3.9%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	700	316
Constellation Brands, Inc. Class A (sub. vtg.)	61,700	13,903
Duckhorn Portfolio, Inc.	54,900	1,055
Keurig Dr. Pepper, Inc.	123,600	4,201
Monster Beverage Corp. (a)	131,775	11,040
PepsiCo, Inc.	196,800	31,445
Pernod Ricard SA	20,200	4,639
The Coca-Cola Co.	584,300	30,647
		97,246
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	101,000	6,681
Cake Box Holdings PLC	54,900	277
Costco Wholesale Corp.	68,500	36,948
Grocery Outlet Holding Corp. (a)	32,400	938
Shop Apotheke Europe NV (a)(d)	6,400	1,165
U.S. Foods Holding Corp. (a)	285,600	8,974
Walgreens Boots Alliance, Inc.	123,600	5,537
Walmart, Inc.	202,400	28,464
Zur Rose Group AG (a)	4,960	1,886
		90,870
Food Products - 0.4%
Bunge Ltd.	17,400	1,506
Darling Ingredients, Inc. (a)	31,400	2,120
Freshpet, Inc. (a)	10,000	1,080
Hotel Chocolat Group Ltd. (a)	33,000	221
McCormick & Co., Inc. (non-vtg.)	52,600	4,514
Mondelez International, Inc.	268,700	15,837
Sovos Brands, Inc.	40,900	631
		25,909
Household Products - 0.7%
Procter & Gamble Co.	356,500	51,543
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	36,500	12,121
Olaplex Holdings, Inc.	18,600	501
The Honest Co., Inc.	28,300	242
		12,864
Tobacco - 0.1%
Altria Group, Inc.	185,500	7,910
TOTAL CONSUMER STAPLES		286,342
ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	57,900	1,351
Championx Corp. (a)	15,900	325
Halliburton Co.	347,800	7,509
Liberty Oilfield Services, Inc. Class A (a)	126,900	1,167
Oceaneering International, Inc. (a)	128,209	1,371
Schlumberger Ltd.	78,900	2,263
Weatherford International PLC (a)	45,000	1,294
		15,280
Oil, Gas & Consumable Fuels - 1.8%
Africa Oil Corp. (a)	1,612,000	2,297
Antero Resources Corp. (a)	100,700	1,768
Canadian Natural Resources Ltd.	309,900	12,673
ConocoPhillips Co.	42,700	2,995
Exxon Mobil Corp.	765,091	45,783
Genesis Energy LP	469,819	4,740
Harbour Energy PLC (a)	321,675	1,682
Headwater Exploration, Inc. (a)	106,700	381
Hess Corp.	149,500	11,141
Imperial Oil Ltd.	92,800	3,068
Kosmos Energy Ltd. (a)	262,700	961
MEG Energy Corp. (a)	1,028,100	8,370
Murphy Oil Corp.	116,900	3,107
Phillips 66 Co.	134,774	9,322
Reliance Industries Ltd.	423,984	13,580
Reliance Industries Ltd. (a)	15,709	503
Reliance Industries Ltd. sponsored GDR (d)	78,590	5,022
Tourmaline Oil Corp.	137,200	4,566
Valero Energy Corp.	78,900	5,282
		137,241
TOTAL ENERGY		152,521
FINANCIALS - 7.6%
Banks - 3.2%
Bank of America Corp.	1,297,693	57,708
Citizens Financial Group, Inc.	205,950	9,735
Comerica, Inc.	62,633	5,169
EFG Eurobank Ergasias SA (a)	3,907,361	3,895
First Horizon National Corp.	129,224	2,084
JPMorgan Chase & Co.	182,517	28,989
M&T Bank Corp.	66,898	9,808
Piraeus Financial Holdings SA (a)	918,277	1,329
PNC Financial Services Group, Inc.	123,972	24,422
Signature Bank	14,563	4,402
Societe Generale Series A	177,217	5,515
Standard Chartered PLC (United Kingdom)	409,267	2,265
Starling Bank Ltd. Series D (a)(b)(e)	659,301	1,135
SVB Financial Group (a)	14,149	9,796
UniCredit SpA	292,773	3,535
Wells Fargo & Co.	1,431,573	68,401
		238,188
Capital Markets - 2.0%
Bank of New York Mellon Corp.	688,293	37,712
BlackRock, Inc. Class A	27,432	24,815
Cboe Global Markets, Inc.	45,484	5,865
CME Group, Inc.	40,530	8,938
Goldman Sachs Group, Inc.	25,152	9,583
Intercontinental Exchange, Inc.	158,943	20,777
Morgan Stanley	235,516	22,332
State Street Corp.	125,011	11,122
StepStone Group, Inc. Class A	117,503	4,861
Virtu Financial, Inc. Class A	58,200	1,640
		147,645
Consumer Finance - 0.8%
American Express Co.	119,399	18,184
Capital One Financial Corp.	205,667	28,902
OneMain Holdings, Inc.	239,587	11,929
Shriram Transport Finance Co. Ltd.	93,449	1,750
		60,765
Diversified Financial Services - 0.4%
Ant International Co. Ltd. Class C (a)(b)(e)	682,677	1,379
Berkshire Hathaway, Inc.:
Class A (a)	11	4,586
Class B (a)	74,512	20,617
Jumo World Ltd. (e)	162	1,218
Local Bounti Corp. (b)	164,787	974
WeWork, Inc. (a)	61,700	536
		29,310
Insurance - 1.2%
AIA Group Ltd.	132,600	1,396
Arthur J. Gallagher & Co.	77,054	12,552
Hartford Financial Services Group, Inc.	242,915	16,057
Marsh & McLennan Companies, Inc.	103,518	16,979
Prudential PLC (a)	72,987	1,233
The Travelers Companies, Inc.	269,306	39,575
		87,792
TOTAL FINANCIALS		563,700
HEALTH CARE - 8.8%
Biotechnology - 0.8%
Amgen, Inc.	69,655	13,853
Argenx SE ADR (a)	16,700	4,663
Blueprint Medicines Corp. (a)	31,900	3,069
Horizon Therapeutics PLC (a)	201,540	20,912
Regeneron Pharmaceuticals, Inc. (a)	31,200	19,860
		62,357
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	391,954	49,296
Boston Scientific Corp. (a)	777,419	29,596
DexCom, Inc. (a)	25,076	14,108
Envista Holdings Corp. (a)	237,800	9,227
Intuitive Surgical, Inc. (a)	89,400	28,996
ResMed, Inc.	33,700	8,588
Siemens Healthineers AG (d)	220,216	16,064
Stryker Corp.	150,890	35,705
		191,580
Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	143,600	16,622
Guardant Health, Inc. (a)	16,100	1,692
HCA Holdings, Inc.	108,924	24,572
Humana, Inc.	51,700	21,699
Option Care Health, Inc. (a)	365,803	9,258
Surgery Partners, Inc. (a)	365,605	16,218
Synlab AG	126,100	3,232
UnitedHealth Group, Inc.	178,718	79,390
		172,683
Health Care Technology - 0.1%
Health Catalyst, Inc. (a)	126,158	5,474
Life Sciences Tools & Services - 1.0%
Avantor, Inc. (a)	222,268	8,775
Thermo Fisher Scientific, Inc.	102,922	65,132
		73,907
Pharmaceuticals - 2.0%
AstraZeneca PLC sponsored ADR	149,200	8,181
Bristol-Myers Squibb Co.	494,894	26,541
Eli Lilly & Co.	163,400	40,530
Roche Holding AG (participation certificate)	33,835	13,210
Royalty Pharma PLC	385,056	15,314
UCB SA	107,319	11,701
Zoetis, Inc. Class A	145,400	32,285
		147,762
TOTAL HEALTH CARE		653,763
INDUSTRIALS - 6.8%
Aerospace & Defense - 2.1%
General Dynamics Corp.	119,606	22,602
Lockheed Martin Corp.	76,559	25,519
Northrop Grumman Corp.	71,799	25,043
Raytheon Technologies Corp.	419,887	33,977
Space Exploration Technologies Corp. Class A (a)(b)(e)	1,600	672
The Boeing Co. (a)	237,122	46,915
		154,728
Air Freight & Logistics - 0.4%
FedEx Corp.	63,061	14,527
United Parcel Service, Inc. Class B	59,370	11,777
		26,304
Airlines - 0.0%
Spirit Airlines, Inc. (a)	138,755	2,901
Building Products - 0.0%
Jeld-Wen Holding, Inc. (a)	83,100	2,014
Commercial Services & Supplies - 0.1%
CoreCivic, Inc. (a)	460,599	4,961
Construction & Engineering - 0.2%
AECOM (a)	219,876	15,158
API Group Corp. (a)	101,800	2,373
		17,531
Electrical Equipment - 1.0%
Array Technologies, Inc. (a)	444,691	8,011
ESS Tech, Inc. (b)	76,562	1,160
Fluence Energy, Inc.	94,720	3,002
FREYR Battery SA	11,985	126
FTC Solar, Inc.	143,200	1,226
Sensata Technologies, Inc. PLC (a)	430,793	23,995
Shoals Technologies Group, Inc.	92,950	2,612
Sunrun, Inc. (a)	690,705	31,800
		71,932
Industrial Conglomerates - 0.7%
3M Co.	43,602	7,414
General Electric Co.	295,823	28,100
Hitachi Ltd.	221,900	12,998
Honeywell International, Inc.	27,737	5,610
		54,122
Machinery - 0.5%
Allison Transmission Holdings, Inc.	475,650	16,453
Caterpillar, Inc.	106,042	20,503
Flowserve Corp.	61,467	1,843
		38,799
Marine - 0.2%
Genco Shipping & Trading Ltd.	203,777	3,140
Golden Ocean Group Ltd.	186,914	1,759
Star Bulk Carriers Corp.	425,400	8,938
		13,837
Professional Services - 0.9%
Clarivate Analytics PLC (a)	904,300	21,106
Dun & Bradstreet Holdings, Inc. (a)	248,506	4,722
Equifax, Inc.	10,500	2,926
Nielsen Holdings PLC	1,897,433	36,355
Otonomo Technologies Ltd. (a)	96,391	381
Renrui Human Resources Technology Holdings Ltd.	90,800	98
		65,588
Road & Rail - 0.7%
CSX Corp.	65,100	2,256
Lyft, Inc. (a)	158,961	6,455
Norfolk Southern Corp.	65,116	17,273
Uber Technologies, Inc. (a)	472,714	17,963
Union Pacific Corp.	21,755	5,126
		49,073
TOTAL INDUSTRIALS		501,790
INFORMATION TECHNOLOGY - 18.5%
Electronic Equipment & Components - 1.1%
Flex Ltd. (a)	1,386,640	23,712
Insight Enterprises, Inc. (a)	38,839	3,830
Jabil, Inc.	884,170	51,689
		79,231
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A	104,000	8,110
Fidelity National Information Services, Inc.	38,000	3,971
Global Payments, Inc.	49,313	5,870
MasterCard, Inc. Class A	135,700	42,735
MongoDB, Inc. Class A (a)	6,500	3,238
Payoneer Global, Inc.	99,900	774
PayPal Holdings, Inc. (a)	141,900	26,236
Shift4 Payments, Inc. (a)	14,300	744
TaskUs, Inc.	32,000	1,426
Thoughtworks Holding, Inc.	157,891	4,149
Twilio, Inc. Class A (a)	16,900	4,836
Visa, Inc. Class A	222,850	43,182
Wix.com Ltd. (a)	7,100	1,085
		146,356
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	10,400	1,647
Applied Materials, Inc.	103,663	15,258
indie Semiconductor, Inc. (c)	64,900	891
Lam Research Corp.	9,300	6,323
Marvell Technology, Inc.	127,500	9,074
Microchip Technology, Inc.	231,800	19,339
Micron Technology, Inc.	140,087	11,767
NVIDIA Corp.	342,900	112,046
NXP Semiconductors NV	102,597	22,916
ON Semiconductor Corp. (a)	407,706	25,045
Renesas Electronics Corp. (a)	364,200	4,576
Semtech Corp. (a)	32,600	2,793
Teradyne, Inc.	20,800	3,180
Universal Display Corp.	6,200	887
Xilinx, Inc.	35,600	8,133
		243,875
Software - 7.9%
Adobe, Inc. (a)	65,900	44,143
Anaplan, Inc. (a)	64,600	2,766
Autodesk, Inc. (a)	27,830	7,074
Avalara, Inc. (a)	11,200	1,564
AvidXchange Holdings, Inc.	46,700	998
Braze, Inc.	6,100	465
CCC Intelligent Solutions Holdings, Inc. (b)	34,443	443
Ceridian HCM Holding, Inc. (a)	7,100	777
Cognyte Software Ltd.	280,890	5,722
Confluent, Inc.	10,800	843
Ebix, Inc. (c)	18,800	575
Elastic NV (a)	6,896	1,072
Epic Games, Inc. (a)(b)(e)	1,715	1,235
Everbridge, Inc. (a)	29,100	3,301
GitLab, Inc.	18,300	1,767
HubSpot, Inc. (a)	1,000	807
Intuit, Inc.	35,000	22,831
Lightspeed Commerce, Inc. (a)	44,800	2,262
LivePerson, Inc. (a)	107,656	4,162
Mandiant, Inc. (a)	86,700	1,471
Microsoft Corp.	1,135,600	375,407
Momentive Global, Inc. (a)	670,390	13,696
Qualtrics International, Inc.	100,700	3,259
Rimini Street, Inc. (a)	449,643	2,972
Salesforce.com, Inc. (a)	185,489	52,857
ServiceNow, Inc. (a)	17,500	11,335
Stripe, Inc. Class B (a)(b)(e)	15,600	626
Telos Corp.	48,400	762
UiPath, Inc. Class A (a)	41,400	1,998
Workday, Inc. Class A (a)	45,300	12,423
Yext, Inc. (a)	494,462	4,777
		584,390
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	1,849,720	305,759
HP, Inc.	181,900	6,417
Western Digital Corp. (a)	53,100	3,071
		315,247
TOTAL INFORMATION TECHNOLOGY		1,369,099
MATERIALS - 1.8%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	29,107	8,367
Albemarle Corp. U.S.	24,400	6,502
CF Industries Holdings, Inc.	126,700	7,677
DuPont de Nemours, Inc.	70,542	5,217
Ecolab, Inc.	26,983	5,976
International Flavors & Fragrances, Inc.	33,437	4,754
Linde PLC	43,583	13,865
LyondellBasell Industries NV Class A	29,500	2,570
Olin Corp.	232,442	12,633
Sherwin-Williams Co.	16,454	5,450
Valvoline, Inc.	188,400	6,419
		79,430
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	18,007	7,266
Summit Materials, Inc. (a)	158,074	5,896
Vulcan Materials Co.	31,100	5,960
		19,122
Containers & Packaging - 0.1%
Crown Holdings, Inc.	64,800	6,856
Metals & Mining - 0.4%
First Quantum Minerals Ltd.	337,800	7,201
Freeport-McMoRan, Inc.	358,648	13,299
Newmont Corp.	89,428	4,911
Reliance Steel & Aluminum Co.	21,825	3,244
		28,655
TOTAL MATERIALS		134,063
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc.	33,400	6,682
American Tower Corp.	85,100	22,337
Corporate Office Properties Trust (SBI)	51,000	1,309
CubeSmart	165,600	8,929
Digital Realty Trust, Inc.	24,800	4,160
Douglas Emmett, Inc.	62,200	2,038
Equinix, Inc.	4,100	3,330
Equity Lifestyle Properties, Inc.	118,900	9,667
Invitation Homes, Inc.	209,300	8,464
Kilroy Realty Corp.	45,400	2,930
Lexington Corporate Properties Trust	315,200	4,744
Mid-America Apartment Communities, Inc.	57,600	11,880
Prologis (REIT), Inc.	125,800	18,964
Simon Property Group, Inc.	27,200	4,157
The GEO Group, Inc.	136,900	1,150
Ventas, Inc.	77,500	3,636
VICI Properties, Inc.	56,100	1,526
Welltower, Inc.	145,034	11,548
Weyerhaeuser Co.	50,200	1,888
		129,339
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	345,100	6,101
Jones Lang LaSalle, Inc. (a)	13,300	3,124
		9,225
TOTAL REAL ESTATE		138,564
UTILITIES - 1.6%
Electric Utilities - 1.1%
Edison International	131,000	8,552
Entergy Corp.	21,671	2,174
Evergy, Inc.	93,365	5,910
Exelon Corp.	264,776	13,962
FirstEnergy Corp.	197,200	7,427
NextEra Energy, Inc.	263,900	22,901
PG&E Corp. (a)	588,862	6,996
PPL Corp.	49,100	1,366
Southern Co.	184,300	11,261
		80,549
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy International, Inc. (a)	40,700	1,505
The AES Corp.	258,949	6,054
		7,559
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	207,745	5,383
Dominion Energy, Inc.	113,645	8,092
NiSource, Inc.	136,600	3,348
Public Service Enterprise Group, Inc.	63,800	3,987
Sempra Energy	68,724	8,238
		29,048
TOTAL UTILITIES		117,156
TOTAL COMMON STOCKS (Cost $3,350,375)		5,103,497

Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (b)(e)	28,657	838

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
ABL Space Systems:
Series B(b)(e)	16,809	1,143
Series B2(b)(e)	8,427	573
		1,716
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (b)(e)	6,703	491

TOTAL INDUSTRIALS		2,207

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (b)(e)	56,066	1,364
Xsight Labs Ltd. Series D (b)(e)	60,136	481
		1,845
IT Services - 0.0%
ByteDance Ltd. Series E1 (b)(e)	18,992	2,479

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (b)(e)	140,700	473
GaN Systems, Inc.:
Series F1(b)(e)	15,161	129
Series F2(b)(e)	8,006	68
		670
Software - 0.1%
Databricks, Inc.:
Series G(b)(e)	1,359	300
Series H(b)(e)	6,495	1,432
Skyryse, Inc. Series B (b)(e)	50,800	1,254
Stripe, Inc. Series H (b)(e)	6,300	253
		3,239
TOTAL INFORMATION TECHNOLOGY		8,233

TOTAL CONVERTIBLE PREFERRED STOCKS		11,278
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	60,800	5,101

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Checkr, Inc. Series E (e)	30,412	1,642
Gupshup, Inc. (b)(e)	58,730	1,343
		2,985
TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,086
TOTAL PREFERRED STOCKS (Cost $17,449)		19,364

U.S. Treasury Obligations - 0.1%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 12/9/21 to 3/3/22 (Cost $8,400)	8,400	8,400

Preferred Securities - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (b)(g)	1,011	1,293
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (b)(e)(g)	355	355
TOTAL PREFERRED SECURITIES (Cost $1,366)		1,648

Fixed-Income Funds - 28.5%
	Shares	Value ($) (000s)
Fidelity Investment Grade Bond Central Fund (h) (Cost $2,100,438)	18,427,043	2,110,265

Money Market Funds - 3.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (i)	225,189,489	225,235
Fidelity Securities Lending Cash Central Fund 0.07% (i)(j)	2,008,349	2,009
TOTAL MONEY MARKET FUNDS (Cost $227,243)		227,244

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $5,705,271)	7,470,418
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(63,638)
NET ASSETS - 100.0%	7,406,780

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	317	Dec 2021	72,375	3,450	3,450

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,325,000 or 0.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,270,000 or 0.4% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	757
ABL Space Systems Series B2	10/22/21	573
Algolia SAS Series D	7/23/21	838
Ant International Co. Ltd. Class C	5/16/18	2,602
Astera Labs, Inc. Series C	8/24/21	473
Astranis Space Technologies Corp. Series C	3/19/21	1,229
Beta Technologies, Inc. Series A	4/09/21	491
ByteDance Ltd. Series E1	11/18/20	2,081
Cazoo Group Ltd.	3/28/21	533
CCC Intelligent Solutions Holdings, Inc.	2/02/21	344
Circle Internet Financial Ltd. 0%	5/11/21	1,011
Databricks, Inc. Series G	2/01/21	241
Databricks, Inc. Series H	8/31/21	1,432
Epic Games, Inc.	3/29/21	1,518
ESS Tech, Inc.	5/06/21	766
GaN Systems, Inc. Series F1	11/30/21	129
GaN Systems, Inc. Series F2	11/30/21	68
GaN Systems, Inc. 0%	11/30/21	355
Gupshup, Inc.	6/08/21	1,343
Local Bounti Corp.	6/17/21 - 11/04/21	1,648
Skyryse, Inc. Series B	10/21/21	1,254
Space Exploration Technologies Corp. Class A	2/16/21	672
Starling Bank Ltd. Series D	6/18/21	1,179
Stripe, Inc. Class B	5/18/21	626
Stripe, Inc. Series H	3/15/21	253
Xsight Labs Ltd. Series D	2/16/21	481

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	199,302	481,675	455,742	31	-	-	225,235	0.4%
Fidelity Investment Grade Bond Central Fund	1,943,723	185,551	-	10,405	-	(19,009)	2,110,265	6.1%
Fidelity Securities Lending Cash Central Fund 0.07%	4,863	28,425	31,279	5	-	-	2,009	0.0%
Total	2,147,888	695,651	487,021	10,441	-	(19,009)	2,337,509

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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